Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
22.	Subsequent Events
Management has evaluated subsequent events that have occurred through September 15, 2021, which is the date that the financial statements were available to be issued, and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of June 30, 2021, except as disclosed below.
Palantir Technologies Inc. Investment and Multi-Year Strategic Partnership
On September 1, 2021, Palantir Technologies Inc. (“Palantir”), entered into a multi-year $16.0 million strategic partnership. As part of the strategic partnership Palantir will invest $8.0 million at $10.00 per share for the purchase of 800,000 shares of Osprey Class A common stock pursuant to a Subscription Agreement that closed on September 9, 2021, two business days subsequent to the closing of the Business Combination. The Subscription Agreement contains substantially the same terms as the PIPE Investment entered into February 17, 2021. The Company and Palantir also entered into a software subscription agreement which allows the Company to distribute products on Palantir’s platform to customers that are already integrated with Palantir. The Company is required to pay access fees to Palantir over multiple years for an aggregate payment of $8.0 million. The software subscription agreement contains a termination clause that Palantir must receive a minimum total of $750 thousand in fees from the effective date through the termination date. The Palantir transaction is deemed a related party transaction due to the fact the Chairman of the Board of Palantir is a founder of Mithril Capital who is a significant beneficial owner of a substantial investment in the Company.
Impact of the Business Combination
On September 9, 2021, the Business Combination was consummated, pursuant to which 78,993,201 shares of Osprey Common Stock were issued for all of the issued and outstanding equity interests of BlackSky, inclusive of shares of Osprey’s Common Stock issued in exchange for both BlackSky’s issued and outstanding preferred stock and issued and outstanding convertible notes (inclusive of interest accrued thereon), as if each had converted into BlackSky common stock immediately prior to the Business Combination. In connection with the Business Combination, 18,000,000 PIPE Shares also were sold and issued for a purchase price of $10.00 per share, or an aggregate purchase price of $180.0 million, pursuant to the Subscription Agreements entered into on February 17, 2021. The net proceeds of $223.1 million received reflect the receipt of gross proceeds of $291.0 million from the Business Combination, inclusive of cash from PIPE shares, conversion of warrant liabilities and rights offering, offset by the following: 1) settling PPP Loan, SVB line of credit and accrued and unpaid interests related to those loans for a total amount of $19.6 million, 2) payment of transaction costs, including deferred legal fees, underwriting commissions, and other costs related to the Transaction, incurred by both Osprey and BlackSky for a total of $48.3 million.

23.	Subsequent Events
Management has evaluated subsequent events that have occurred through May 12, 2021, which is the date that the financial statements were available to be issued, and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of December 31, 2020, except as disclosed below.
BlackSky Merger with Osprey Technology Acquisition Corp.
On February 18, 2021, the Company entered into a merger agreement with Osprey Technology Acquisition Corp. (“Osprey”), a Special Purpose Acquisition Company. The merger between the Company and Osprey pursuant to this agreement would result in BlackSky becoming a publicly listed company, as the surviving business post-merger. If consummated, the merger will result in all holders of BlackSky’s issued and outstanding preferred stock and Class A
Common Stock
(inclusive of restricted stock awards), as well as holders of the notes issued as part of BlackSky’s 2021 bridge financings (refer to the subsequent discussion of the
“2021 Bridge Financing and Related Transactions”
), receiving shares of Osprey Class A common stock, in exchange for their BlackSky debt and equity holdings. Holders of BlackSky’s issued and outstanding Class B common stock will receive cash of $0.00001 per outstanding share.
Subsequent to the transaction, BlackSky will be a wholly owned subsidiary of Osprey. However, BlackSky is expected to be deemed the acquirer in the merger transaction for accounting purposes.
Accordingly, the merger transaction is expected to be accounted for as a reverse recapitalization, in which case the net assets of Osprey will be stated at historical cost and no goodwill or other intangible assets will be recorded in connection with the merger. The expectation for the treatment of the merger transaction as a reverse recapitalization is based upon the expectations that (A) the pre-merger
shareholders of BlackSky are expected to hold between 57% and 71% of the voting interests of the combined company, (B) BlackSky’s existing management team will serve as the initial management team of the combined company, (C) BlackSky will appoint a majority of the initial board of directors of the combined company, and (D) BlackSky’s operations will comprise the ongoing operations of the combined company.
Upon consummation of the merger, $180 million of cash raised by Osprey through a contemporaneous sale of Class A
Common Stock
in connection with the closing of a PIPE investment, as well any portion of the cash and marketable securities that is held in Osprey’s trust account at the time of the merger and not used to redeem shares of Osprey’s Class A common stock held by Osprey’s public shareholders upon the closing of the merger, is expected to become available to the combined company for general use. Cash available for general use will be reduced by cash payments made for (A) merger transaction costs incurred by both the Company and Osprey, (B) deferred underwriting fees related to Osprey’s IPO, (C) portions of the Company’s outstanding debt, and (D) other costs directly or indirectly attributable to the merger transaction.
There is no assurance that the merger between the Company and Osprey will occur, as consummation of the transaction is subject to (A) the affirmative vote of at least a majority of the votes cast by Osprey’s pre-merger
public stockholders at an Osprey special meeting for which a quorum is present and (B) a minimum of $225 million of aggregate required funds becoming available to the combined company based upon the summation of (i) the $180 million of cash proceeds from Osprey’s contemporaneous PIPE Investment pursuant to which Osprey Class A common stock will be sold and (B) cash and marketable securities held in trust, after permitted redemptions of Class A common shares held by Osprey’s public shareholders. Neither approval of the merger transaction by Osprey’s public stockholders nor the amount of cash and marketable securities that would remain in Osprey’s trust account after permitted redemptions of Class A common shares by Osprey’s public stockholders is within the control of the Company or Osprey.
If the merger agreement is validly terminated by Osprey due to the Company changing its recommendation in support of the merger agreement prior to obtaining Company approval of the merger agreement by a majority of the voting power of the outstanding shares of the Company’s common stock and the majority of the then outstanding Company preferred stock, the Company would be required to pay a one-time
termination fee totaling $40.7 million.
2021 Bridge Financing and Related Transactions
On February 2, 2021, the Company amended its omnibus agreement, dated as of June 27, 2018 (the “2021 Omnibus Amendment”). Under the 2021 Omnibus Amendment, the Company may borrow additional indebtedness by issuing subordinated, unsecured convertible promissory notes (the “2021 Bridge Notes”) between February 2, 2021 and June 30, 2021 up to an aggregate principal amount of $60.0 million (the “2021 Bridge Financing”). The 2021 Bridge Notes mature on April 30, 2025, if not converted to Class A common shares. In connection with the 2021 Omnibus Amendment, the investors guaranteeing the SVB line of credit further reaffirmed their guarantees and received a one-time issuance of seven shares of Class A
Common Stock
of the Company for every dollar guaranteed. The 2021 Bridge Notes convert in connection with the closing of the merger between the Company and Osprey into shares of the Company’s Class A
Common Stock
at a price per share equal to 80% of the price per share of Class A
Common Stock
as determined in connection with the merger. During the period from February 2, 2021 through February 3, 2021, the Company completed the closing of its initial tranche of the 2021 Bridge Financing from existing stockholders. The aggregate principal amount of the notes issued in the initial tranche was $18.1 million. All investors participating in the initial tranche also received incentive equity equal to seven shares of Class A
Common Stock
of the Company for each dollar invested. Certain investors participating in the initial tranche also received warrants exercisable for shares of Class A
Common Stock
of the Company in amounts ranging
from 0.14% of the Company’s fully-diluted share capital for each dollar invested over $1.0 million to 3.5% of the Company’s fully-diluted share capital. On February 18, 2021, the Company completed the closing of a second tranche of 2021 Bridge Financing, raising an aggregate principal amount of $40.0 million from an existing stockholder and from new investors. Participants in the second tranche did not receive shares of Class A
Common Stock
or warrants to purchase Class A
Common Stock
.
The remaining residual balance of the 2021 Bridge Financing is allocated to a rights offering in which certain shareholders in the Company will be eligible to participate. The Company expects the rights offering to close prior to the closing of the merger. If fully subscribed, the aggregate investments of participating shareholders in the rights offering will be approximately $1.9 million, and, subject to commitments for the entire available residual balance of the 2021 Bridge Financing, upon the closing of the rights offering, the Company shall have received up to $60.0 million in principal investments. The terms of the rights offering will be substantially identical to those offered in the initial tranche of the 2021 Bridge Financing.
On February 18, 2021, the Company amended and restated its certificate of incorporation to increase the total number of authorized shares of capital stock to a new total of 1,176,556,156 shares and increase the total number of authorized shares common stock to a new total of 1,000,000,000 shares.
The following table summarizes the additional shares of Class A
Common Stock
and warrants to purchase Class A
Common Stock
expected to be issued as a result of the 2021 Bridge Financing.

	Class A common stock	Class A commons stock warrants
	(in thousands)
Class A Common Stock issued to SVB guarantors	93,042	—
Class A Common Stock and Class A Common Stock warrants issued in connection with the initial tranche of 2021 Bridge Financing	126,572	43,030

Total	219,614	43,030

The Company is currently evaluating the accounting for the 2021 Bridge Financing, including the valuation of the equity instruments issued subsequent to year end. The Company expects to record a material charge to earnings or equity in 2021 as a result of the transaction.
Issuance of Restricted Stock Awards
Pursuant to actions by the Company’s Board of Directors on February 17, 2021 and March 17, 2021, the Company granted an aggregate of 96,083,025 restricted stock awards to certain employees and advisors of the Company. On March 24, 2021, the Company granted an additional 1,500,000 restricted stock awards to an outside advisor providing consulting services to the Company.
Settlement Arrangement for the Sale of the Launch Division
On March 30, 2021, the Company reached an agreement with M&Y Space and the Launch Division (collectively referred to as the “Parties”), whereby the Parties settled certain disputes with respect to the purchase price in the total of $6.8 million which the Company accrued as a liability as of December 31, 2020 see Note 11. The Company made an upfront payment of $2.0 million on April 1, 2021. The second payment is due and payable upon the earlier of (i) ten business days following the completion of the merger with Osprey and (ii) September 30, 2021, the date payment is due.

Osprey Technology Acquisition Corp [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 11—SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 13—SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 17, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and BlackSky, which provides for, among other things, the merger of Merger Sub with and into BlackSky, with BlackSky continuing as the surviving entity (the “Merger” and, collectively with the other transactions contemplated by the Merger Agreement, the “Transactions”). The Transactions set forth in the Merger Agreement, including the Merger, will constitute a “Business Combination”.
Pursuant to the Merger Agreement, the aggregate merger consideration payable to equity holders of BlackSky at closing (the “Total Consideration”) will be paid in a number of shares of newly-issued Class A
Common Stock
of the Company, valued at $10.00 per share (the “Company Common Stock”), calculated by dividing (x) $925,000,000, plus (a) the aggregate exercise prices that would be paid to BlackSky if all stock options and all warrants outstanding as of immediately prior to the closing were exercised in full, minus (b) any unfunded amount under BlackSky’s bridge loan, minus (c) the total consideration payable to shares of BlackSky’s Class B common stock, which is equal to the product of (i) the total number of shares of BlackSky’s Class B common stock, par value $0.00001 per share, issued and outstanding as of immediately prior to the effective time of the Merger and (ii) an amount in cash equal to $0.00001 by (y) $10.00.
Effective as of the effective time of the Merger and by virtue of the Merger, each option to purchase shares of BlackSky Class A Common Stock (each, a “BlackSky Stock Option”) that is outstanding and unexercised as of immediately prior to the effective time of the Merger will be converted into an option to acquire a number of shares of Company Class A Common Stock equal to the product obtained by multiplying (x) the number of shares of BlackSky Common Stock subject to the applicable BlackSky Stock Option by (y) the Class A Common Exchange Ratio, and will be subject to the same terms and conditions as were applicable to such BlackSky Stock Option (each an “Assumed Company Stock Option”). For purposes of the Merger Agreement, the Class A Common Exchange Ratio equals the quotient of (A) the residual Total Consideration after taking into account the preferred series preference amounts, divided by $10.00, divided by (B) the number of participating shares of BlackSky Common Stock on a fully diluted basis. The exercise price per share of each Assumed Company Stock Option will be equal to the quotient obtained by dividing (x) the exercise price per share applicable to such BlackSky Stock Option by (y) the Class A Common Exchange Ratio.
The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.